Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2019	$ 33,912	$ 352,743	$ 822,116	$ 8,216,829		$ (8,678,291)	$ 747,309
Balance, shares at Dec. 31, 2019	395,640	4,115,330	51,042
Share based compensation				1,304,401			1,304,401
Shares issued due to conversion of debt
Net loss						(3,681,389)	(3,681,389)
Shares issued pursuant to investment in NSURE, Inc.		$ 4,000		996,000			1,000,000
Shares issued pursuant to investment in NSURE, Inc, shares		46,667
Common stock issued due to Stock Purchase Agreement		$ 2,667		197,333			200,000
Common stock issued due to Stock Purchase Agreement, shares		31,111
Common stock issued due to Earnout Agreement		$ 1,875	$ (300,000)	298,125
Common stock issued due to Earnout Agreement, shares		21,875	(21,875)
Common stock issuable related to UIS business acquisition		$ 1,538		198,462			200,000
Common stock issuable related to UIS business acquisition, shares		17,943
Shares issued upon termination of employee		$ 694		165,973			166,667
Shares issued upon termination of employee, shares		8,102
Common stock issuable reclassification			$ (182,116)	182,116
Common stock issuable reclassification, shares			(5,826)
Balance at Dec. 31, 2020	$ 33,912	$ 363,517	$ 340,000	11,559,239		(12,359,680)	(63,012)
Balance, shares at Dec. 31, 2020	395,640	4,241,028	23,341
Share based compensation				658,077			658,077
Shares issued for services		$ 1,290		89,760			91,050
Beginning balance, shares		15,000
Shares issued due to public offering, net of offering costs of $1,672,852		$ 154,800		8,954,348			9,109,148
Beginning balance, shares		1,800,000
Over-allotment shares from offering, net of offering costs of $250,928		$ 23,220		1,343,153			1,366,373
Beginning balance, shares		270,000
Warrants sold during public offering at quoted price				20,700			20,700
Shares issued due to conversion of preferred stock	$ (33,912)	$ 340,268		(306,356)
Beginning balance, shares	(395,660)	3,956,600
Shares issued due to conversion of debt		$ 54,467		3,745,533			3,800,000
Beginning balance, shares		633,333
Rounding shares related to initial public offering
Beginning balance, shares	20	1,885	(3)
Shares issued pursuant to software purchase		$ 1,983	$ (340,000)	338,017
Beginning balance, shares		23,338
Beginning balance, shares			(23,338)
Shares issued pursuant to acquisition of Kush		$ 1,284		48,716			50,000
Beginning balance, shares		14,925
Stock subscriptions					(20,000,000)		(20,000,000)
Net loss						(21,098,465)	(21,098,465)
Balance at Dec. 31, 2021		$ 940,829		$ 26,451,187	$ (20,000,000)	$ (33,458,145)	$ (26,066,129)
Balance, shares at Dec. 31, 2021		10,956,109